UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-7303
Global Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building,
255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	August 31
Date of Reporting Period	May 31, 2005

Item 1. Schedule of Investments

Global Growth Portfolio                                                                                                                         as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Advertising — 2.7%
Greenfield Online, Inc. (1)	20,955	$284,988
Havas Advertising	332,000	1,968,620
		$2,253,608
Aerospace and Defense — 3.4%
Precision Castparts Corp.	11,000	855,030
Thales SA	45,000	1,802,382
Westjet Airlines, Ltd. (1)	18,000	200,646
		$2,858,058
Automobiles — 2.0%
Toyota Motor Corp.	45,900	1,643,068
		$1,643,068
Biotechnology — 1.1%
Celgene Corp. (1)	21,000	889,140
		$889,140
Broadcasting — 0.8%
Central European Media Enterprises, Ltd. (1)	14,000	623,560
		$623,560
Business Services — 3.1%
CheckFree Corp. (1)	18,400	686,872
Mitsui and Co., Ltd.	183,000	1,655,532
Sotheby’s Holdings, Inc., Class A (1)	14,000	196,420
ZipRealty, Inc. (1)	3,800	52,326
		$2,591,150
Chemicals — 5.8%
BASF AG	29,800	1,981,145
Kingboard Chemical Holdings, Ltd.	492,000	1,495,532
Mosaic Co., (The) (1)	16,000	209,280
Potash Corporation of Saskatchewan, Inc.	12,500	1,130,125
		$4,816,082
Commercial Banks — 6.7%
ABN AMRO Holdings NV	76,691	1,787,104
Commerce Bancorp, Inc.	29,000	804,750
HSBC Holdings PLC	116,000	1,835,089
Raiffeisen International Bank Holding AG (1)	18,900	1,131,834
		$5,558,777
Commercial Services — 0.3%
Coinstar, Inc. (1)	11,000	208,340
		$208,340

Computers and Business Equipment — 4.9%
PalmOne, Inc. (1)	40,666	$1,155,728
Research in Motion, Ltd. (1)	17,700	1,465,914
Sindo Ricoh Co.	25,400	1,427,030
		$4,048,672
Consumer Products — 0.1%
Nu Skin Enterprises, Inc., Class A	5,500	124,245
		$124,245
Diversified Telecommunication Services — 7.4%
KT Corp. ADR	82,907	1,735,243
NII Holdings, Inc., Class B (1)	29,000	1,728,400
Novatel Wireless, Inc. (1)	75,000	935,250
Swisscom AG	5,150	1,728,349
		$6,127,242
Education — 0.5%
Laureate Education, Inc. (1)	9,500	443,650
		$443,650
Electrical Equipment — 0.2%
Vishay Intertechnology, Inc. (1)	16,000	206,400
		$206,400
Energy Services — 1.2%
British Energy Group PLC (1)	130,000	798,459
Ormat Technologies, Inc.	13,700	234,407
		$1,032,866
Entertainment — 2.2%
Six Flags, Inc. (1)	58,000	255,780
Sportingbet PLC (1)	310,000	1,587,623
		$1,843,403
Financial Services — 7.5%
Diamond Lease Co., Ltd.	45,200	1,790,805
E*Trade Financial Corp. (1)	80,000	988,000
First Marblehead Corp., (The) (1)	10,000	446,500
IndyMac Bancorp, Inc.	11,000	452,650
MarketAxess Holdings, Inc. (1)	34,900	349,000
Nomura Securities Co., Ltd.	148,500	1,884,222
OptionsXpress Holdings, Inc. (1)	3,000	40,500
SFE Corp., Ltd.	30,000	229,174
Student Loan Corp., (The)	400	85,852
		$6,266,703
Gaming Equipment — 2.3%
WMS Industries, Inc. (1)	60,100	1,909,377
		$1,909,377

Generic Drugs — 0.2%
Taro Pharmaceutical Industries, Ltd. (1)	6,000	$196,260
		$196,260
Hardware - Networking — 1.3%
Atheros Communications, Inc. (1)	117,000	1,081,080
		$1,081,080
Health Care - Providers and Services — 1.6%
Caremark Rx, Inc. (1)	12,000	535,920
Laboratory Corporation of America Holdings (1)	8,000	387,600
McKesson Corp.	11,000	442,970
		$1,366,490
Health Care Providers & Services — 1.1%
Henry Schein, Inc. (1)	11,000	443,190
WellPoint, Inc. (1)	3,700	492,100
		$935,290
Insurance — 2.8%
Prudential PLC	261,500	2,327,224
		$2,327,224
Internet Services — 1.9%
Google, Inc., Class A (1)	5,600	1,559,040
		$1,559,040
IT Consulting & Services — 0.7%
Kanbay International, Inc. (1)	26,501	550,161
		$550,161
Machinery — 2.4%
MODEC, Inc.	85,000	1,981,320
		$1,981,320
Medical Products — 2.9%
Align Technology, Inc. (1)	105,000	763,350
Biosite, Inc. (1)	3,200	175,072
Cooper Cos., Inc., (The)	7,000	462,350
Fisher Scientific International, Inc. (1)	7,000	437,220
I-Flow Corp. (1)	26,227	428,549
Shamir Optical Industry, Ltd. (1)	7,100	121,836
		$2,388,377
Metals - Industrial — 0.6%
IPE Group, Ltd.	3,390,000	474,991
		$474,991

Mining — 0.7%
Gammon Lake Resources, Inc. (1)	20,000	$119,600
Peabody Energy Corp.	9,500	453,530
		$573,130
Oil Companies - Exploration & Production — 5.0%
BP PLC	189,000	1,901,298
Goodrich Petroleum Corp. (1)	13,770	243,867
Niko Resources, Ltd.	17,000	775,346
Southwestern Energy Co. (1)	8,000	558,400
Vintage Petroleum, Inc.	19,000	524,780
Williams Co., Inc. (The)	8,000	147,280
		$4,150,971
Pharmaceuticals — 3.3%
American Pharmaceutical Partners, Inc. (1)	17,000	746,640
Ono Pharmaceutical Co., Ltd.	33,800	1,561,216
Shire Pharmaceuticals Group PLC ADR	13,500	432,135
		$2,739,991
Publishing — 4.3%
Promotora de Informaciones S.A. (Prisa)	96,000	1,886,935
Trinity Mirror PLC	150,000	1,703,210
		$3,590,145
Semiconductor Equipment and Products — 5.6%
Cirrus Logic, Inc. (1)	46,000	238,280
Intel Corp.	16,000	430,880
International Rectifier Corp. (1)	20,000	955,600
LSI Logic Corp. (1)	35,000	257,600
NVIDIA Corp. (1)	89,000	2,419,910
Teradyne, Inc. (1)	27,000	351,270
		$4,653,540
Software — 1.4%
Infosys Technologies, Ltd. ADR	11,741	849,344
Magma Design Automation, Inc. (1)	40,000	318,800
		$1,168,144
Specialty Retail — 7.2%
CVS Corp.	23,000	1,261,550
DEB Shops, Inc.	14,769	446,171
PETsMART, Inc.	16,000	508,320
RONA, Inc. (1)	19,114	396,256
Tesco PLC	368,000	2,101,361
Tweeter Home Entertainment Group, Inc. (1)	66,500	235,410
Walgreen Co.	22,000	997,480
		$5,946,548

Telecommunication Equipment — 0.3%
Corning, Inc. (1)	16,000	$250,880
		$250,880
Transportation — 2.6%
BAA PLC	187,800	2,130,793
		$2,130,793
Total Common Stocks (identified cost $71,656,297)		$81,508,716

Warrants — 0.0%

Security	Shares	Value
— 0.0%
Kingboard Chemical – Strike: 20 Expires: 12/31/06 (1)	49,200	$29,622
		$29,622
Total Warrants (identified cost $0)		$29,622

Commercial Paper – 0.8%

Security	Principal Amount (000’s omitted)	Value
General Electric Capital Corp., 3.05%, 6/1/05	627	$627,000
Total Commercial Paper (at amortized cost, $627,000)		$627,000
Short-Term Investments — 1.0%
Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.06%, 6/1/05	837	837,000
Total Short-Term Investments (at amortized cost, $837,000)		$837,000
Total Investments — 99.9% (identified cost $73,120,297)		$83,002,338
Other Assets, Less Liabilities — 0.1%		$59,892
Net Assets — 100.0%		$83,062,230

ADR	—	American Depository Receipt
(1)		Non-income producing security.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	41.1%	$34,112,135
United Kingdom	17.8%	14,817,192
Japan	12.7%	10,516,163
Canada	4.9%	4,087,887
France	4.5%	3,771,002
Republic of Korea	3.8%	3,162,273
Hong Kong	2.4%	2,000,145
Germany	2.4%	1,981,145
Spain	2.3%	1,886,935
Netherlands	2.2%	1,787,104
Switzerland	2.1%	1,728,349
Austria	1.4%	1,131,834
India	1.0%	849,344
Bermuda	0.8%	623,560
Israel	0.4%	318,096
Australia	0.3%	229,174

The Portfolio did not have any open financial instruments at May 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$73,120,297
Gross unrealized appreciation	$12,147,698
Gross unrealized depreciation	(2,265,657)
Net unrealized appreciation	$9,882,041

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	July 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	July 18, 2005
By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer
Date:	July 18, 2005